S000089217 [Member] Investment Risks - Parnassus Value Select ETF	Dec. 31, 2025
Authorized Participants Market Makers and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers or liquidity providers in the marketplace. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to net asset value (“NAV”) and possibly face trading halts or delisting: (i) APs exit the business or otherwise become unable to process creation or redemption orders and no other APs step forward to perform these services, or (ii) market makers or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers, or liquidity providers may be less willing to transact in Fund shares.

Secondary Market Trading Risk [Member]
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Secondary Market Trading Risk. Although the Fund’s shares are listed on a national securities exchange, the New York Stock Exchange (the “Exchange”), there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities or the financial instruments composing the portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. If the Exchange becomes aware that the NAV or portfolio is not disseminated to all market participants at the same time, the Exchange shall halt trading in such series until such time as the NAV or portfolio is available to all market participants at the same time. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange. Additional rules applicable to the Exchange may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell shares of the Fund. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror the liquidity of the Fund’s underlying holdings, which can be significantly less liquid than the Fund’s shares.

Market Price Risk [Member]
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Market Price Risk. The Fund’s shares may be bought and sold in the secondary market at market prices, and there is a risk that market prices for Fund shares will vary significantly from the Fund’s NAV. This risk is heightened in times of market disruption or volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your Fund shares.

Early Close Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, or may incur substantial losses and may limit or stop purchases of the Fund.

Small Fund Risk [Member]
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Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance close to its inception date may not represent how the Fund will perform in the future or with a larger asset base. Further, the Fund could face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to increased transaction costs for the Fund and adverse tax consequences for its shareholders.

Stock Market Risk [Member]
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Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty, including risks associated with rising inflation, trade tensions (including the threat or actual imposition of tariffs), ongoing armed conflicts, and the impact of epidemic and pandemic diseases. Additionally, risks associated with volatility and disruptions in the banking sector (including bank failures), interest rate increases, political events, rising government debt in the U.S. and the possibility of a national or global recession could affect the economies of many nations, including the U.S. in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

Value Investing Risk [Member]
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Value Investing Risk. The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market insofar as these securities may decline or may not reach what the Adviser believes are their full value.

Large Capitalization Company Risk [Member]
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Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small and Mid Capitalization Company Risk [Member]
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Small- and Mid‑Capitalization Company Risk. In addition to large-capitalization companies, the Fund may invest in small- and/or mid‑capitalization companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid‑capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.

Management Risk [Member]
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Management Risk. The investment process used by the Adviser to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

Sustainable Business Practice Risk [Member]
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Sustainable Business Practice Risk. Sustainable business risk refers to the risk stemming from investing in companies with sustainable business practices. The Fund seeks to invest in quality companies with sustainable business practices and to avoid investments in companies that do not meet its quality expectations. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate-related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities.

Foreign Non U S Securities Risk [Member]
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Foreign (Non‑U.S.) Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy, economic and legislative changes in foreign countries and the U.S., and other events affecting global markets, such as international conflicts and wars, epidemic and pandemic diseases and the imposition of sanctions, tariffs or other governmental restrictions, may contribute to decreased liquidity and increased volatility in the financial markets. There may be less information publicly available about non‑U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding or other taxes may also apply to distributions from foreign companies and/or on gains realized from the sale of stock in foreign companies. Currency exchange rate fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in a foreign currency. The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be currency unhedged.

Bid Ask Spread Risk [Member]
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Bid/Ask Spread Risk. The Fund’s shares may trade at a wider bid/ask spread than shares of index ETFs and may therefore be more costly for investors to trade, which may be heightened during periods of market disruption or volatility. “Bid” refers to the highest price a buyer is willing to pay to buy shares of an ETF. “Ask” refers to the lowest price at which a seller is willing to sell shares of an ETF. The difference between the bid price and the ask price is called the “spread.”

American Depositary Receipts ADR Risk [Member]
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American Depositary Receipts (ADR) Risk. ADRs are receipts, issued by depository banks in the U.S. for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

Redemption Risk [Member]
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Redemption Risk. If the Fund permits redemptions in cash, these redemptions may cause the Fund to sell portfolio securities or other assets. The sale may negatively impact the Fund’s NAV, have a material effect on the market price of Fund shares, increase the Fund’s brokerage costs, accelerate the realization of taxable income and/or capital gains, and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution in such tax year.

Tax Law Change Risk [Member]
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Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, Congress continues to consider substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Equity Securities Risk [Member]
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Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
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∎	Non‑Diversification Risk. The Fund is non‑diversified under the Investment Company Act and employs a concentrated investment strategy.

Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified, less concentrated fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.